Concentrations of Credit Risk and Major Customers (Details) - Schedule of revenue by major customers by reporting segments		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Revenue by Major Customers by Reporting Segments [Abstract]
Accounts Receivable ,Percentage		94.80%	76.60%	87.80%
Customer B [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Abstract]
Accounts Receivable ,Percentage	[1]	35.30%	33.40%	46.60%
Customer C [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Abstract]
Accounts Receivable ,Percentage	[2]	33.00%	26.50%	25.90%
Customer D [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Abstract]
Accounts Receivable ,Percentage	[1]	16.50%	16.70%	15.30%
Customer E [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Abstract]
Accounts Receivable ,Percentage	[1]	10.00%

[1]	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Sales to this customer was reported in the Metal Stamping operating segment.